UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-21124______

_______BlackRock New York Municipal Income Trust II_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New York Municipal Income Trust II

_______40 East 52nd Street, New York, NY 10022_______
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257__________________

Date of fiscal year end:___August 31, 2005

Date of reporting period:__May 31, 2005_________________________________

Item 1. Schedule of Investments.

The registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MAY 31, 2005 (Unaudited)

BlackRock New York Municipal Income Trust II (BFY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—158.7%
			Multi-State—5.7%
			Charter Mac Equity Issuer Trust,
A3	$ 500	[3]	Ser. A, 5.75%, 4/30/15	No Opt. Call	$ 525,405
A3	1,000	[3]	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,067,190
Baa1	1,500	[3]	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,575,330
Baa1	1,000	[3]	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,062,970

					4,230,895

			New York—138.0%
			Albany Indl. Dev. Agcy., New Covenant Charter Sch. Proj., Ser. A,
NR	345		7.00%, 5/01/25	05/15 @ 102	343,189
NR	220		7.00%, 5/01/35	05/15 @ 102	215,380
NR	1,750		Clarence Indl. Dev. Agcy., Civic Fac. Rev., Bristol Vlg. Proj., 6.00%, 1/20/44	01/13 @ 102	1,914,762
			Dorm. Auth.,
AAA	2,500		Brooklyn Law School Proj., Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	2,658,700
AA	960		Insured Rochester Gen. Hosp. Proj., 5.00%, 12/01/25, RAA	12/15 @ 100	1,016,275
AA	2,000		Insured Rochester Gen. Hosp. Proj., 5.00%, 12/01/35, RAA	12/15 @ 100	2,084,620
Aa3	2,000		Kateri Residence Proj., 5.00%, 7/01/22	07/13 @ 100	2,090,460
AA	5,000		Memorial Sloan Kettering Ctr. Proj., Ser. 1, 5.00%, 7/01/34	07/13 @ 100	5,184,700
AA	2,000		Mount St. Mary Coll. Proj., 5.00%, 7/01/32, RAA	07/13 @ 100	2,082,140
AAA	2,425		New York Univ. Proj., 5.00%, 7/01/31, MBIA	07/11 @ 100	2,528,038
AAA	2,500	[4]	St. Barnabas Proj., Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	2,606,750
AA	4,000		Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	4,305,240
A+	5,500		Energy Res. & Dev. Auth., Facs. Rev., 4.70%, 6/01/36	10/05 @ 100	5,512,265
BBB	625		Essex Cnty. Indl. Dev. Agcy., Sld. Wst. Disp. Rev., Intl. Paper Co. Proj., Ser. A, 5.50%, 10/01/26	10/12 @ 100	642,388
A	3,250		Geneva Indl. Dev. Agcy., Civic Fac. Rev., Hobart & William Smith Proj., Ser. A, 5.375%, 2/01/33	02/13 @ 100	3,480,165
BBB-	385		Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Fndtn., Inc. Student Hsg. Proj., 6.25%, 8/01/34	08/13 @ 100	403,230
AAA	3,515		Long Island Pwr. Auth., Elec. Sys. Rev., Ser. A, Zero Coupon, 6/01/28, FSA	No Opt. Call	1,224,204
			Met. Transp. Auth., Ser. A,
AAA	2,000		5.25%, 11/15/31, FGIC	11/12 @ 100	2,146,320
AA-	5,000		Ded. Tax Fund, 5.00%, 11/15/30	11/12 @ 100	5,195,150
AA-	5,000		Svc. Contract Rev., 5.125%, 1/01/29	07/12 @ 100	5,277,350
A+	2,500		New York, Ser. O, 5.00%, 6/01/30	06/15 @ 100	2,634,725
A+	5,000		New York City, GO, Ser. B, 5.75%, 12/01/22	12/11 @ 100	5,590,000
			New York City Indl. Dev. Agcy., Ser. A,
AA+	1,000		Eger Harbor Proj., 4.95%, 11/20/32	11/12 @ 101	1,045,780
AA+	1,000		Eger Harbor Proj., 5.875%, 5/20/44	11/12 @ 105	1,138,820
A	1,500		Lycee Francais De Proj., 5.375%, 6/01/23, ACA	12/12 @ 100	1,568,145
			New York City Mun. Wtr. Fin. Auth.,
AA+	5,000		Ser. A, 5.125%, 6/15/34	06/12 @ 100	5,269,700
AA+	2,500		Wtr. & Swr. Sys. Rev., Ser. D, 5.00%, 6/15/38	06/15 @ 100	2,643,450
AAA	5,000	[5]	New York City Trans. Auth., Met. Transp. Auth., Triborough Brdg. & Tunl. Auth., COP, Ser. A,
			5.25%, 1/01/29, AMBAC	N/A	5,516,850
AAA	5,000		New York City Trans. Fin. Auth., Ser. B, 5.00%, 11/01/27	11/12 @ 100	5,258,800
BBB	2,535		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	2,621,215
NR	3,675		Port Auth. of NY & NJ, Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	07/05 @ 100	3,690,913
AAA	1,000		Sales Tax Asset Receivable Corp., Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	1,068,570
A	2,500		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	2,617,900
AA	1,000		Triborough Brdg. & Tunl. Auth., Ser. A, 5.00%, 1/01/32	01/12 @ 100	1,041,450
BBB	9,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	9,182,880

					101,800,524

			Puerto Rico—15.0%
BBB	1,400		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	1,408,204
			Hwy. & Transp. Auth.,
A-	1,850		5.00%, 7/01/28	07/13 @ 100	1,937,523
A	2,000		Ser. D, 5.375%, 7/01/36	07/12 @ 100	2,155,220
A	1,000		Ser. G, 5.00%, 7/01/42	07/13 @ 100	1,036,260
A-	4,315		Public Impvt., Ser. A, 5.00%, 7/01/34	07/14 @ 100	4,503,609

					11,040,816

			Total Long-Term Investments (cost $111,838,478)		117,072,235

BlackRock New York Municipal Income Trust II (BFY) (continued)

	Principal
	Amount
Rating[1]	(000)		Description	Value

			SHORT-TERM INVESTMENTS—7.7%
			New York—7.7%
			New York City, GO,
A1+	$3,375	[6]	Ser. H, 2.93%, 6/01/05, MBIA, FRDD	$ 3,375,000
A-1	2,300	[6]	Ser. H-7, 2.94%, 6/01/05, FRDD	2,300,000

			Total Short-Term Investments (cost $5,675,000)	5,675,000

			Total Investments—166.4% (cost $117,513,4787)	$122,747,235
			Liabilities in excess of other assets—(5.9)%	(4,312,790)
			Preferred shares at redemption value, including dividends payable—(60.5)%	(44,664,757)

			Net Assets Applicable to Common Shareholders—100%	$ 73,769,688

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of May 31, 2005, the Trust held 5.7% of it nets assets, with a current market value of $4,230,895, in securities restricted as to resale.
[4]	Securities, or a portion thereof, pledged as collateral with a value of $625,620 on 340 short U.S. Treasury Note futures contracts expiring Sept. 2005. The value of such contracts on May 31, 2005 was $38,510,313, with an unrealized loss of $414,965.
[5]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is as of May 31, 2005.
[7]	Cost for Federal income purposes is $117,510,733. The net unrealized appreciation on a tax basis is $5,236,502 consisting of $5,238,062 gross unrealized appreciation and $1,560 gross unrealized depreciation.

KEY TO ABBREVIATIONS

ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Company	RAA	— Radian Asset Assurance
FRDD	— Floating Rate Daily Demand	XLCA	— XL Capital Assurance

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the registrant’s principal executive and financial officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock New York Municipal Income Trust II___

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: July 22, 2005

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: __/s/ Robert S. Kapito_____________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: July 22, 2005

By: __/s/ Henry Gabbay_____________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: July 22, 2005